Brighthouse Asset Allocation 60 Portfolio Investment Objectives and Goals - Brighthouse Asset Allocation 60 Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Brighthouse Asset Allocation 60 Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.